SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Interest income	$ 300,189	$ 94,130	$ 87,923
Other	7,633	5,997	63,468
Total	$ 307,822	$ 100,127	$ 151,391